UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 7920

Western Asset High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

WESTERN ASSET HIGH INCOME
OPPORTUNITY FUND INC.

FORM N-Q

DECEMBER 31, 2006

ITEM 1.         SCHEDULE OF INVESTMENTS

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited)

December 31, 2006

Face Amount	Rating‡	Security	Value
CORPORATE BONDS & NOTES — 93.1%

Aerospace & Defense — 1.3%
$995,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$997,487
		DRS Technologies Inc., Senior Subordinated Notes:
850,000	B+	6.625% due 2/1/16	860,625
1,750,000	B	7.625% due 2/1/18	1,811,250
		L-3 Communications Corp., Senior Subordinated Notes:
700,000	BB+	7.625% due 6/15/12	728,000
1,460,000	BB+	5.875% due 1/15/15	1,416,200
1,270,000	B-	TransDigm Inc., 7.750% due 7/15/14	1,314,450
		Total Aerospace & Defense	7,128,012

Airlines — 1.2%
		Continental Airlines Inc.:
940,000	CCC+	Notes, 8.750% due 12/1/11	951,750
322,948	B+	Pass-Through Certificates, Series 2000-2, Class C, 8.312% due 4/2/11	324,765
		United Airlines Inc., Pass-Through Certificates:
962,968	B	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	1,050,236
2,268,135	B	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	2,507,707
		Series 2001-1:
460,000	B+	Class B, 6.932% due 9/1/11 (a)	517,787
1,045,000	CCC-	Class C, 6.831% due 9/1/08 (a)	1,108,353
		Total Airlines	6,460,598

Auto Components — 1.4%
695,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	709,769
1,820,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	1,810,900
		TRW Automotive Inc.:
555,000	BB-	Senior Notes, 9.375% due 2/15/13	598,012
276,000	BB-	Senior Subordinated Notes, 11.000% due 2/15/13	303,945
		Visteon Corp., Senior Notes:
2,445,000	CCC+	8.250% due 8/1/10	2,396,100
1,765,000	CCC+	7.000% due 3/10/14	1,553,200
		Total Auto Components	7,371,926

Automobiles — 2.7%
		Ford Motor Co.:
575,000	CCC+	Debentures, 8.875% due 1/15/22	503,125
7,615,000	CCC+	Notes, 7.450% due 7/16/31	6,015,850
		General Motors Corp.:
1,330,000	B-	Notes, 7.200% due 1/15/11	1,293,425
		Senior Debentures:
1,350,000	B-	8.250% due 7/15/23	1,262,250
3,600,000	B-	8.375% due 7/15/33	3,348,000
2,125,000	B-	Senior Notes, 7.125% due 7/15/13	2,008,125
		Total Automobiles	14,430,775

Building Products — 1.8%
		Associated Materials Inc.:
4,575,000	CCC	Senior Discount Notes, step bond to yield 10.757% due 3/1/14	3,111,000
225,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	232,875
1,240,000	B	Jacuzzi Brands Inc., Senior Secured Notes, 9.625% due 7/1/10	1,323,700
1,125,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,108,125
5,360,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.443% due 3/1/14	3,778,800
		Total Building Products	9,554,500

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Capital Markets — 0.7%
$1,690,000	B	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$1,875,900
		E*TRADE Financial Corp., Senior Notes:
365,000	BB-	7.375% due 9/15/13	381,425
1,365,000	BB-	7.875% due 12/1/15	1,457,137
		Total Capital Markets	3,714,462

Chemicals — 2.7%
365,000	BB+	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	353,138
2,400,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	2,568,000
2,700,000	B+	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	2,646,000
		Huntsman International LLC:
535,000	B	Senior Notes, 9.875% due 3/1/09	553,725
800,000	B	Senior Subordinated Notes, 7.875% due 11/13/14 (b)	810,000
		Lyondell Chemical Co.:
		Senior Notes:
725,000	B+	8.000% due 9/15/14	755,812
595,000	B+	8.250% due 9/15/16	627,725
		Senior Secured Notes:
1,615,000	BB	11.125% due 7/15/12	1,744,200
130,000	BB	10.500% due 6/1/13	143,650
700,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	764,750
2,870,000	B-	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	2,740,850
765,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	743,962
		Total Chemicals	14,451,812

Commercial Services & Supplies — 2.9%
385,000	B-	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (b)	387,888
2,250,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	2,317,500
2,580,000	BB-	Allied Waste North America Inc., Senior Notes, Series B, 8.500% due 12/1/08	2,725,125
1,600,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,773,408
2,330,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	2,481,450
1,050,000	B+	Quebecor World Capital Corp., Senior Notes, 8.750% due 3/15/16 (b)	1,010,625
1,545,000	B-	Rental Services Corp., Senior Notes, 9.500% due 12/1/14 (b)	1,602,937
2,990,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	3,289,000
		Total Commercial Services & Supplies	15,587,933

Communications Equipment — 0.5%
3,140,000	B+	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,912,350

Consumer Finance — 4.8%
		Ford Motor Credit Co.:
		Notes:
925,000	B	7.875% due 6/15/10	933,377
2,535,000	B	9.824% due 4/15/12 (c)	2,689,777
1,140,000	B	7.000% due 10/1/13	1,090,108
		Senior Notes:
1,037,000	B	10.610% due 6/15/11 (b)(c)	1,108,089
2,245,000	B	9.875% due 8/10/11	2,403,302
1,190,000	B	8.110% due 1/13/12 (c)	1,180,641
1,140,000	B	8.000% due 12/15/16	1,128,394
		General Motors Acceptance Corp., Notes:
4,660,000	BB+	6.875% due 8/28/12	4,790,559

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Consumer Finance — 4.8% (continued)
$9,405,000		8.000% due 11/1/31	$10,828,926
		Total Consumer Finance	26,153,173

Containers & Packaging — 2.6%
1,175,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14 (b)	1,198,500
1,265,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,283,975
		Graphic Packaging International Corp.:
405,000	B-	Senior Notes, 8.500% due 8/15/11	421,200
2,350,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	2,491,000
1,875,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,996,875
		Owens-Brockway Glass Container Inc.:
1,575,000	B	Senior Notes, 6.750% due 12/1/14	1,535,625
2,479,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	2,547,172
955,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	997,975
725,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	5,438
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	1,598,444
		Total Containers & Packaging	14,076,204

Diversified Consumer Services — 1.8%
1,255,000	CCC+	Education Management LLC/Education Management Corp., Senior Notes, 8.750% due 6/1/14 (b)	1,305,200
		Hertz Corp.:
725,000	B	Senior Notes, 8.875% due 1/1/14 (b)	763,063
4,870,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	5,381,350
		Service Corp. International:
1,225,000	BB-	Debentures, 7.875% due 2/1/13	1,295,437
1,115,000	BB-	Senior Notes, 6.500% due 3/15/08	1,126,150
		Total Diversified Consumer Services	9,871,200

Diversified Financial Services — 3.0%
1,755,000	B-	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	1,812,038
435,000	BB	Case Credit Corp., Notes, 6.750% due 10/21/07	439,350
1,250,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,228,125
		CitiSteel USA Inc., Senior Secured Notes:
420,000	CCC+	12.949% due 9/1/10 (c)	436,800
510,000	NR	15.000% due 10/1/10 (b)(d)	578,850
1,199,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	1,264,945
1,900,000	B-	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes, 9.750% due 11/15/14 (b)	1,935,625
1,560,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	1,591,200
2,891,000	NR	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (b)	2,702,262
500,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	477,500
840,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	889,350
2,710,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	2,967,450
		Total Diversified Financial Services	16,323,495

Diversified Telecommunication Services — 7.9%
		Cincinnati Bell Inc.:
1,975,000	B-	Senior Notes, 7.000% due 2/15/15	1,987,344
460,000	B-	Senior Subordinated Notes, 8.375% due 1/15/14	474,950
285,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	257,925
		Citizens Communications Co., Senior Notes:
575,000	BB+	7.875% due 1/15/27 (b)	583,625
1,610,000	BB+	9.000% due 8/15/31	1,754,900

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Diversified Telecommunication Services — 7.9% (continued)
$1,555,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(c)(e)(f)	$0
		Hawaiian Telcom Communications Inc.:
360,000	CCC+	Senior Notes, Series B, 10.889% due 5/1/13 (c)	361,800
2,890,000	CCC+	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	3,041,725
1,335,000	B+	Inmarsat Finance PLC, 7.625% due 6/30/12	1,385,063
		Intelsat Bermuda Ltd., Senior Notes:
2,035,000	B+	9.250% due 6/15/16 (b)	2,197,800
3,665,000	B	11.250% due 6/15/16 (b)	4,040,662
280,000	CCC-	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	298,200
		Level 3 Financing Inc., Senior Notes:
1,005,000	CCC-	11.800% due 3/15/11 (c)	1,067,813
1,080,000	CCC-	9.250% due 11/1/14 (b)	1,107,000
1,200,000	B	Nordic Telephone Co. Holdings, Senior Notes, 8.875% due 5/1/16 (b)	1,290,000
		NTL Cable PLC, Senior Notes:
400,000	B-	8.750% due 4/15/14	420,500
1,522,000	B-	9.125% due 8/15/16	1,615,222
720,000	B	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	764,100
		Qwest Communications International Inc., Senior Notes:
205,000	B+	7.500% due 2/15/14	212,175
590,000	B+	Series B, 7.500% due 2/15/14	610,650
		Qwest Corp., Notes:
4,640,000	BB+	8.875% due 3/15/12	5,191,000
2,945,000	BB+	7.500% due 10/1/14	3,136,425
2,100,000	A	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	2,149,136
4,245,000	CCC+	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	3,756,825
4,195,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	4,792,787
		Total Diversified Telecommunication Services	42,497,627

Electric Utilities — 0.6%
705,406	BB-	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	778,151
2,350,000	B-	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	2,679,000
		Total Electric Utilities	3,457,151

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
410,000	B+	Senior Notes, 9.500% due 10/15/15 (b)	422,300
1,240,000	BB+	Senior Secured Bond, 7.875% due 10/15/14 (b)	1,288,050
		Total Electronic Equipment & Instruments	1,710,350

Energy Equipment & Services — 2.3%
2,305,000	B+	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	3,070,320
1,560,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	1,606,800
573,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	580,163
545,000	CCC+	Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	550,450
260,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	266,500
1,725,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,871,625
625,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	648,437
3,270,000	B+	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	3,990,051
		Total Energy Equipment & Services	12,584,346

Food & Staples Retailing — 0.3%
1,535,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,830,188

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Food Products — 0.5%
		Dole Food Co. Inc., Senior Notes:
$2,025,000	B-	7.250% due 6/15/10	$1,938,938
575,000	B-	8.875% due 3/15/11	569,250
		Total Food Products	2,508,188

Gas Utilities — 0.5%
2,830,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	2,787,550

Health Care Providers & Services — 4.9%
2,400,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	2,610,000
1,350,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	1,336,500
		DaVita Inc.:
1,200,000	B	Senior Notes, 6.625% due 3/15/13	1,209,000
1,640,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	1,681,000
		HCA Inc.:
4,445,000	B-	Debentures, 7.500% due 11/15/95	3,365,390
		Notes:
1,150,000	B-	6.375% due 1/15/15	977,500
970,000	B-	7.690% due 6/15/25	807,721
		Senior Notes:
40,000	B-	6.300% due 10/1/12	36,700
40,000	B-	6.500% due 2/15/16	33,900
		Senior Secured Notes:
1,640,000	BB-	9.250% due 11/15/16 (b)	1,760,950
1,500,000	BB-	9.625% due 11/15/16 (b)	1,616,250
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	2,721,813
		Tenet Healthcare Corp., Senior Notes:
4,250,000	CCC+	7.375% due 2/1/13	3,925,937
3,190,000	CCC+	9.875% due 7/1/14	3,261,775
1,305,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,319,681
		Total Health Care Providers & Services	26,664,117

Hotels, Restaurants & Leisure — 4.1%
1,325,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	1,384,625
1,450,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	1,489,875
2,625,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	2,520,000
275,000	BB	Hilton Hotels Corp., Notes, 7.625% due 12/1/12	292,875
2,515,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	2,728,775
		Isle of Capri Casinos Inc., Senior Subordinated Notes:
150,000	B	9.000% due 3/15/12	157,500
555,000	B	7.000% due 3/1/14	555,000
2,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	2,093,562
700,000	B+	Mandalay Resort Group, Senior Subordinated, Debentures, 7.625% due 7/15/13	687,750
		MGM MIRAGE Inc.:
1,360,000	BB	7.625% due 1/15/17	1,370,200
2,100,000	BB	Senior Notes, 6.750% due 9/1/12	2,079,000
1,400,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	1,410,500
2,290,000	B	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	2,519,000
220,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	234,300
		Station Casinos Inc.:
		Senior Notes:
80,000	B+	6.000% due 4/1/12	76,300

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Hotels, Restaurants & Leisure — 4.1% (continued)
$2,330,000	B+	7.750% due 8/15/16	$2,359,125
135,000	B	Senior Subordinated Notes, 6.875% due 3/1/16	121,838
		Total Hotels, Restaurants & Leisure	22,080,225

Household Durables — 2.7%
200,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	206,500
		Beazer Homes USA Inc., Senior Notes:
190,000	BB	6.875% due 7/15/15	187,150
1,105,000	BB	8.125% due 6/15/16	1,176,825
1,140,000	BBB-	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	1,194,287
2,150,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	2,386,500
		K Hovnanian Enterprises Inc., Senior Notes:
2,440,000	BB	7.500% due 5/15/16	2,464,400
1,505,000	BB	8.625% due 1/15/17	1,610,350
1,600,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,664,000
1,795,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.388% due 9/1/12	1,525,750
2,225,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	2,336,250
		Total Household Durables	14,752,012

Household Products — 0.6%
1,000,000	CCC	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (b)	1,097,500
		Spectrum Brands Inc., Senior Subordinated Notes:
785,000	CCC	8.500% due 10/1/13	737,900
320,000	CCC	7.375% due 2/1/15	278,400
1,235,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,278,225
		Total Household Products	3,392,025

Independent Power Producers & Energy Traders — 4.1%
1,055,000	NR	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	1,055,632
		AES Corp.:
		Senior Notes:
3,855,000	B	9.500% due 6/1/09	4,144,125
820,000	B	8.875% due 2/15/11	883,550
40,000	B	7.750% due 3/1/14	42,400
470,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (b)	507,600
4,500,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	4,387,500
		Edison Mission Energy, Senior Notes:
800,000	BB-	7.730% due 6/15/09	832,000
295,000	BB-	7.500% due 6/15/13	309,750
1,670,000	BB-	7.750% due 6/15/16	1,778,550
225,000	B-	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	239,625
1,825,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,861,500
		NRG Energy Inc., Senior Notes:
950,000	B-	7.250% due 2/1/14	959,500
5,160,000	B-	7.375% due 2/1/16	5,198,700
165,000	B-	7.375% due 1/15/17	165,825
		Total Independent Power Producers & Energy Traders	22,366,257

Insurance — 0.6%
3,095,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	3,365,813

Internet & Catalog Retail — 0.4%
1,040,000	B	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	1,021,800
1,215,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,222,594
		Total Internet & Catalog Retail	2,244,394

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
IT Services — 0.7%
		SunGard Data Systems Inc.:
$775,000	B-	Senior Notes, 9.125% due 8/15/13	$817,625
2,810,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	3,013,725
		Total IT Services	3,831,350

Leisure Equipment & Products — 0.3%
1,450,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	1,442,750

Machinery — 0.4%
1,140,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,245,450
1,195,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 15.500% due 4/15/14	1,081,475
		Total Machinery	2,326,925

Media — 11.1%
		Affinion Group Inc.:
2,595,000	B-	Senior Notes, 10.125% due 10/15/13	2,763,675
750,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	796,875
		AMC Entertainment Inc.:
675,000	B-	Senior Notes, Series B, 8.625% due 8/15/12	709,594
2,940,000	CCC+	Senior Subordinated Notes, 11.000% due 2/1/16	3,314,850
1,960,000	CCC-	CCH I Holdings LLC, Senior Notes, 13.500% due 1/15/14	1,935,500
60,000	CCC-	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	54,450
2,950,000	CCC-	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	3,042,187
2,570,000	CCC-	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	2,701,712
540,000	CCC-	Charter Communications Holdings LLC, Senior Discount Notes, step bond to yield 15.260% due 1/15/12	506,250
		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
170,000	CCC-	9.920% due 4/1/11	158,100
610,000	CCC-	11.750% due 5/15/11	588,650
1,690,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	1,690,000
		CSC Holdings Inc.:
		Senior Debentures:
225,000	B+	7.625% due 7/15/18	220,219
80,000	B+	Series B, 8.125% due 8/15/09	83,300
		Senior Notes:
1,025,000	B+	7.875% due 12/15/07	1,040,375
760,000	B+	6.750% due 4/15/12 (b)	744,800
		Series B:
1,320,000	B+	8.125% due 7/15/09	1,374,450
840,000	B+	7.625% due 4/1/11	859,950
683,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	753,861
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,550,520
1,544,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,613,480
		EchoStar DBS Corp.:
945,000	BB-	7.000% due 10/1/13	948,544
		Senior Notes:
3,150,000	BB-	6.625% due 10/1/14	3,079,125
2,950,000	BB-	7.125% due 2/1/16	2,964,750
2,575,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	2,615,448

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Media — 11.1% (continued)
$2,630,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 13.766% due 2/15/11	$2,761,500
465,000	CCC-	ION Media Networks Inc., Secured Notes, 11.624% due 1/15/13 (b)(c)	473,138
2,450,000	B-	Kabel Deutschland GmbH, Senior Notes, 10.625% due 7/1/14	2,728,687
1,100,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,095,875
100,000	B-	LIN Television Corp., Series B, 6.500% due 5/15/13	95,750
2,160,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	2,338,200
1,635,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	1,675,875
1,060,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,087,825
		R.H. Donnelley Corp.:
		Senior Discount Notes:
525,000	B	Series A-1, 6.875% due 1/15/13	505,969
950,000	B	Series A-2, 6.875% due 1/15/13	915,563
2,675,000	B	Senior Notes, Series A-3, 8.875% due 1/15/16	2,822,125
500,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	547,500
1,235,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	1,281,312
		Rainbow National Services LLC:
2,540,000	B+	Senior Notes, 8.750% due 9/1/12 (b)	2,682,875
450,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	502,313
		Rogers Cable Inc.:
270,000	BB+	Secured Notes, 5.500% due 3/15/14	259,521
		Senior Secured Second Priority Notes:
175,000	BB+	6.250% due 6/15/13	177,188
1,935,000	BB+	6.750% due 3/15/15	2,003,375
		Total Media	60,065,256

Metals & Mining — 0.9%
175,000	B+	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	196,219
2,870,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	3,167,762
1,445,000	B-	RathGibson Inc., 11.250% due 2/15/14	1,538,925
		Total Metals & Mining	4,902,906

Multi-Utilities — 0.1%
525,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	553,030

Multiline Retail — 0.9%
		Neiman Marcus Group Inc.:
420,000	B-	Senior Notes, 9.000% due 10/15/15	460,425
2,775,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	3,101,062
1,219,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	1,365,280
		Total Multiline Retail	4,926,767

Office Electronics — 0.5%
2,275,000	B+	Xerox Capital Trust I Exchange Capital Securities, 8.000% due 2/1/27	2,334,719
180,000	BB+	Xerox Corp., Senior Notes, 6.750% due 2/1/17	189,000
		Total Office Electronics	2,523,719

Oil, Gas & Consumable Fuels — 8.9%
1,130,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Notes, 10.000% due 6/1/12	1,231,700
2,652,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,731,560
		Chesapeake Energy Corp., Senior Notes:
3,265,000	BB	6.625% due 1/15/16	3,260,919
700,000	BB	6.500% due 8/15/17	687,750
1,600,000	BB	6.250% due 1/15/18	1,548,000
1,121,000	BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	1,181,254

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Oil, Gas & Consumable Fuels — 8.9% (continued)
$570,000	BB-	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	$575,700
		El Paso Corp., Medium-Term Notes:
750,000	B	7.800% due 8/1/31	823,125
6,275,000	B	7.750% due 1/15/32	6,902,500
1,210,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	1,312,862
2,375,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	2,422,500
1,905,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,914,525
940,000	B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	916,500
735,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	755,213
1,305,000	BB	OPTI Canada Inc., 8.250% due 12/15/14 (b)	1,347,412
1,260,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,329,300
		Pogo Producing Co., Senior Subordinated Notes:
60,000	B+	7.875% due 5/1/13	61,200
2,040,000	B+	6.875% due 10/1/17	1,958,400
520,000	B+	Series B, 8.250% due 4/15/11	533,650
2,905,000	B1(g)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	2,934,050
100,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	100,000
1,260,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	1,244,250
700,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	742,000
1,210,000	A-	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	1,269,926
1,125,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	1,127,813
		Williams Cos. Inc.:
		Notes:
2,580,000	BB-	7.875% due 9/1/21	2,779,950
3,780,000	BB-	8.750% due 3/15/32	4,290,300
1,825,000	BB-	Senior Notes, 7.625% due 7/15/19	1,961,875
		Total Oil, Gas & Consumable Fuels	47,944,234

Paper & Forest Products — 1.8%
2,650,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	2,742,750
1,005,000	B+	Domtar Inc., Notes, 5.375% due 12/1/13	914,550
		NewPage Corp.:
1,670,000	CCC+	Senior Secured Notes, 11.621% due 5/1/12 (c)	1,811,950
2,425,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	2,576,562
		Verso Paper Holdings LLC:
140,000	B+	Senior Secured Notes, 9.125% due 8/1/14 (b)	146,650
1,360,000	B-	Senior Subordinated Notes, 11.375% due 8/1/16 (b)	1,434,800
		Total Paper & Forest Products	9,627,262

Pharmaceuticals — 0.4%
1,980,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	2,059,200
Real Estate Investment Trusts (REITs) — 0.9%
75,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	76,875
1,300,000	BB	Host Marriott LP, Senior Notes, Series O, 6.375% due 3/15/15	1,288,625
1,430,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,344,200
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
470,000	BB+	7.125% due 6/1/15	495,850
425,000	BB+	6.500% due 6/1/16	437,750
1,120,000	BB+	6.750% due 4/1/17	1,162,000
		Total Real Estate Investment Trusts (REITs)	4,805,300

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Real Estate Management & Development — 0.1%
$370,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	$338,550
Road & Rail — 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
2,570,000	B-	9.375% due 5/1/12	2,756,325
70,000	B-	12.500% due 6/15/12	75,950
370,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	375,088
		Total Road & Rail	3,207,363

Semiconductors & Semiconductor Equipment — 0.5%
2,585,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	2,588,231

Software — 0.2%
1,140,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	1,065,900

Specialty Retail — 0.8%
845,000	B	Asbury Automotive Group Inc., Senior Subordinated Notes, 9.000% due 6/15/12	887,250
		AutoNation Inc., Senior Notes:
660,000	BB+	7.374% due 4/15/13 (c)	666,600
345,000	BB+	7.000% due 4/15/14	349,312
1,200,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	1,167,000
365,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	402,412
705,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.999% due 1/15/14 (c)	687,375
425,000	CCC	Michaels Stores Inc., Subordinated Notes, step bond to yield 13.255% due 11/1/16 (b)	232,688
		Total Specialty Retail	4,392,637

Textiles, Apparel & Luxury Goods — 1.0%
		Levi Strauss & Co., Senior Notes:
950,000	B-	9.750% due 1/15/15	1,028,375
1,600,000	B-	8.875% due 4/1/16	1,680,000
3,350,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14	2,646,500
		Total Textiles, Apparel & Luxury Goods	5,354,875

Thrifts & Mortgage Finance — 1.1%
5,500,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	5,816,250

Tobacco — 0.2%
1,130,000	B-	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	1,209,100

Trading Companies & Distributors — 0.8%
1,115,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	1,198,625
805,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	847,262
2,205,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	2,392,425
		Total Trading Companies & Distributors	4,438,312

Transportation Infrastructure — 0.1%
470,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (b)	471,175

Wireless Telecommunication Services — 3.6%
2,550,000	BBB+	IWO Holdings Inc., Senior Secured Notes, 9.124% due 1/15/12 (c)	2,613,750
250,000	BB+	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	266,250
620,000	BB-	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	664,950
2,040,000	CCC	Rural Cellular Corp., Senior Notes, 9.875% due 2/1/10	2,180,250

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Face Amount	Rating‡	Security	Value
Wireless Telecommunication Services — 3.6% (continued)
		Sprint Capital Corp.:
$5,550,000	BBB+	Notes, 8.750% due 3/15/32	$6,698,945
3,250,000	BBB+	Senior Notes, 6.875% due 11/15/28	3,262,431
3,700,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (b)	3,626,000
		Total Wireless Telecommunication Services	19,312,576
		TOTAL CORPORATE BONDS & NOTES (Cost — $482,149,697)	503,480,351

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
9,956,016	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (a)(e)(f) (Cost — $11,102,032)	0

CONVERTIBLE BOND & NOTE — 0.2%
Diversified Financial Services — 0.2%
860,000	CCC+	Ford Motor Co., 4.250% due 12/15/36 (Cost — $860,000)	923,425

LOAN PARTICIPATIONS — 1.6%
United States (h) — 1.6%
3,000,000		Sandbridge Energy, Term Loan, 11.000% due 11/30/11 (Bank of America)	3,030,000
5,500,000		UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion)	5,511,517
		TOTAL LOAN PARTICIPATIONS (Cost — $8,500,000)	8,541,517

SOVEREIGN BONDS — 1.6%
Brazil — 0.5%
		Federative Republic of Brazil:
1,480,000	BB	11.000% due 8/17/40	1,963,590
640,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	712,480
		Total Brazil	2,676,070

Panama — 0.1%
367,000	BB	Republic of Panama, 9.375% due 4/1/29	490,863

Russia — 1.0%
4,690,000	BBB+	Russian Federation, 5.000% due 3/31/30 (c)	5,302,631
		TOTAL SOVEREIGN BONDS (Cost — $8,197,481)	8,469,564

Shares
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
4,660,992	Home Interiors & Gifts Inc. (e)(f)*	46,610

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
73,499	Aurora Foods Inc. (e)(f)*	0

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
10,722	Outsourcing Solutions Inc. (e)(f)*	45,568

INFORMATION TECHNOLOGY — 0.1%
Communications Equipment — 0.1%
12,427	Motorola Inc.	255,499

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

Shares	Security	Value
MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (e)(f)	$0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
3,736	McLeodUSA Inc., Class A Shares (e)(f)*	0
20,125	Pagemart Wireless (b)(e)(f)	202
	TOTAL TELECOMMUNICATION SERVICES	202
	TOTAL COMMON STOCKS (Cost — $7,360,765)	347,879

CONVERTIBLE PREFERRED STOCKS — 0.3%
ENERGY — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
3,111	Chesapeake Energy Corp., Convertible, 6.250%	773,861

TELECOMMUNICATION SERVICES — 0.2%
Wireless Telecommunication Services — 0.2%
19,800	Crown Castle International Corp., 6.250% due 8/15/12	1,086,525
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,365,983)	1,860,386

PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Automobiles — 0.3%
22,300	Ford Motor Co., 7.400%	379,100
17,100	Ford Motor Co., 8.000%	334,989
1,600	Ford Motor Co., Series F, 7.550%	27,264
900	General Motors Corp., 7.250%	16,965
10,100	General Motors Corp., Senior Notes, 7.250%	190,890
2,200	General Motors Corp., Senior Notes, 7.375%	41,954
400	General Motors Corp., Senior Notes, 7.375%	7,648
31,700	General Motors Corp., Senior Notes, 7.500%	610,225
	TOTAL CONSUMER DISCRETIONARY	1,609,035

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
3,400	Preferred Plus, Series FRD-1, 7.400%	57,800
8,400	Saturns, Series F 2003-5, 8.125%	167,160
	TOTAL FINANCIALS	224,960
	TOTAL PREFERRED STOCKS (Cost — $1,615,125)	1,833,995

Warrants
WARRANTS(e)(f) — 0.0%
1,705	Cybernet Internet Services International Inc., Expires 7/1/09(b)*	0
1,555	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)*	0
1,185	IWO Holdings Inc., Expires 1/15/11(b)*	0
1,000	Jazztel PLC, Expires 7/15/10(b)*	0
1,765	Merrill Corp., Class B Shares, Expires 5/1/09(b)*	0
3,510	Viasystems Group Inc., Expires 1/12/10*	0
	TOTAL WARRANTS (Cost — $623,616)	0

See Notes to Schedule of Investments.

Western Asset High Income Opportunity Fund Inc.

Schedule of Investments  (unaudited) (continued)

December 31, 2006

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $521,774,699)	525,457,117
Face Amount	Security	Value

SHORT-TERM INVESTMENT — 0.4%
Repurchase Agreement — 0.4%
$2,061,000	Nomura Securities International Inc. repurchase agreement dated 12/29/06, 5.270% due 1/2/07; Proceeds at maturity - $2,062,207; (Fully collateralized by U.S government agency obligation, 3.625% due 9/15/08; Market value - $2,103,060) (Cost — $2,061,000)	$2,061,000

	TOTAL INVESTMENTS — 97.6% (Cost — $523,835,699#)	527,518,117
	Other Assets in Excess of Liabilities — 2.4%	13,071,060
	TOTAL NET ASSETS — 100.0%	$540,589,177

*               Non-income producing security.

‡                All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)        Security is currently in default.

(b)       Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)        Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.

(d)       Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)        Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)          Illiquid security.

(g)       Rating by Moody’s Investors Service.

(h)       Participation interest was acquired through the financial institution indicated parenthetically.

#               Aggregate cost for federal income tax purposes is substantially the same.

See pages 14 and 15 for definition of ratings.

See Notes to Schedule of Investments.

Bond Ratings(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings(unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,969,284
Gross unrealized depreciation	(24,286,866)
Net unrealized appreciation	$3,682,418

At December 31, 2006, the Fund held Loan Participations with a total cost of $8,500,000 and a total market value of $8,541,517.

ITEM 2.             CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.             EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 28, 2007

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date:	February 28, 2007